Note 5 - Significant Agreements and Contracts (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 01, 2024	Feb. 29, 2024	Aug. 31, 2014	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023
Research and Development Expense						$ 8,438,499	$ 1,336,469
Revenues						7,144,872	0
Vertex Option and License Agreement [Member]
Research and Development Expense			$ 100,000
Contractual Obligation			117,000,000
Payments for License Agreement			$ 100,000			0	$ 0
National Institute of Aging Grant [Member]
Government Assistance, Asset								$ 21,000,000
Government Assistance, Income, Increase (Decrease)						6,700,000
Revenues						7,100,000
Proceeds From Grants						6,200,000
Grant Funding Remaining						15,800,000
Deferred Revenue, Current						$ 900,000
National Institute of Aging Grant [Member] | Subsequent Event [Member]
Government Assistance, Income, Increase (Decrease)		$ 7,300,000
Grant Amount, Received, Parentage	90.00%
National Institute of Aging Grant [Member] | Forecast [Member]
Government Assistance, Income, Increase (Decrease)				$ 6,200,000	$ 8,100,000